                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-05396
                -------------------------------------------------

                    CREDIT SUISSE MID-CAP GROWTH FUND, INC.
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices)  (Zip Code)

                                 Hal Liebes, Esq.
                              Credit Suisse Mid-Cap
                                Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

-  CREDIT SUISSE
   CAPITAL APPRECIATION FUND

-  CREDIT SUISSE
   MID-CAP GROWTH FUND

-  CREDIT SUISSE
   SMALL CAP GROWTH FUND

-  CREDIT SUISSE
   STRATEGIC SMALL CAP FUND

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE THE FUNDS ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE
TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class and Advisor Class shares of Credit Suisse Capital Appreciation Fund (the "Fund") had gains of 3.86% and 3.58%, respectively, versus an increase of 4.14% for the Russell 1000(R) Growth Index.(1) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 3.75%(2), 3.32%(2) and 3.32%(2), respectively, for the period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in March and April.

   The Fund slightly trailed its benchmark for the period; the underperformance occurred in the period's first half, in part due to the Fund's underweighting or avoidance of certain higher-risk stocks (e.g., stocks of companies with low or no earnings), as such stocks initially rallied on expectations that an improving economy would benefit them the most. However, these types of stocks underperformed over the February-through-April span, a period in which the Fund's relative performance improved. From a sector perspective, its healthcare, consumer discretionary and transportation stocks aided its performance, while the Fund's consumer staples, producer durables, and technology holdings hampered return.

   In terms of sector allocation, which results from our bottom-up stock-selection process, we maintained a significant overweight in the consumer discretionary area, where our adjustments included establishing a position in a food/beverage retail chain exhibiting solid growth in the U.S. and abroad. Within the media subsector, which we also continued to overweight, we shifted a little more toward "new media" companies. We believe that these companies have the potential for strong growth rates as advertisers allocate more dollars to Internet ad campaigns over time.

   Elsewhere of note, we remained underweight in the consumer staples sector, where we continue to see relatively few compelling growth stories. We became somewhat more underweighted in technology, paring exposure to certain names based on valuations and company growth prospects. We also became a little more underweighted in financial services, where we sold an asset management stock that had become richly valued in the wake of good performance. However, we continued to see opportunities in the sector as well. We established a position in an outsourcing services company that we believe stands to benefit from an improving labor market. We continued to slightly overweight the producer durables sector, reflecting our view that the group is well leveraged to an expanding economy and a recovery in industrial America.

   Our investment process remains bottom-up and focused on stock selection. We continue to look for companies we think are leveraged to benefit from an improving economy along with companies leveraged to secularly improving businesses.


Jeffrey T. Rose                                           Marian U. Pardo
Co-Portfolio Manager                                      Co-Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

                                                                             SINCE    INCEPTION
                                      1 YEAR      5 YEARS     10 YEARS     INCEPTION    DATE
                                      ------      -------     --------     ---------  ---------
Common Class                          29.41%      (3.01)%      10.29%        9.69%    08/17/87
Advisor Class                         28.62%      (3.49)%       9.76%        9.48%    04/04/91
Class A Without
   Sales Charge                       29.09%         --           --        (5.90)%   11/30/01
Class A With Maximum
   Sales Charge                       21.64%         --           --        (8.25)%   11/30/01
Class B Without CDSC                  28.00%         --           --        (6.61)%   11/30/01
Class B With CDSC                     24.00%         --           --        (7.41)%   11/30/01
Class C Without CDSC                  28.11%         --           --        (6.61)%   11/30/01
Class C With CDSC                     27.11%         --           --        (6.61)%   11/30/01

                   AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                                                                             SINCE    INCEPTION
                                      1 YEAR      5 YEARS     10 YEARS     INCEPTION    DATE
                                      ------      -------     --------     ---------  ---------
Common Class                          20.35%      (3.41)%      10.21%        9.57%    08/17/87
Advisor Class                         19.72%      (3.89)%       9.67%        9.33%    04/04/91
Class A Without
   Sales Charge                       20.02%         --           --        (6.13)%   11/30/01
Class A With Maximum
   Sales Charge                       13.15%         --           --        (8.40)%   11/30/01
Class B Without CDSC                  19.12%         --           --        (6.85)%   11/30/01
Class B With CDSC                     15.12%         --           --        (7.63)%   11/30/01
Class C Without CDSC                  19.12%         --           --        (6.85)%   11/30/01
Class C With CDSC                     18.12%         --           --        (6.85)%   11/30/01

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -2.25%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -0.68%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 2.32%.

CREDIT SUISSE MID-CAP GROWTH FUND
(NAME CHANGED FROM CREDIT SUISSE EMERGING GROWTH FUND ON MAY 1, 2004) SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class and Advisor Class Shares of Credit Suisse Mid-Cap Growth Fund(1) (the "Fund") had gains of 5.30% and 5.05%, respectively, versus increases of 4.56% for the Russell 2500(TM) Growth Index(2) and 5.75% for the Russell Midcap(R) Growth Index.(3) The Fund's Class A Shares (without sales charge) had a gain of 5.19%(4) for the same period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in April.

   The Fund performed roughly in line with its benchmarks. Stocks that aided the Fund's relative return included its financial services, consumer discretionary and materials holdings. On the negative side, the Fund's technology and producer-durables stocks detracted from its performance.

   Through our bottom-up investment process, healthcare remained the Fund's largest sector allocation and overweight (the Fund's sector allocation results from our bottom-up stock selection process). However, we trimmed or eliminated positions in certain healthcare services names in the latter half of the period, based on valuations and our belief that premium growth is likely to flatten going forward. In the biotechnology area, we continued to focus on companies with FDA-approved products. We aim to avoid the excessive downside risk associated with companies that have only "in development" products.

   In terms of other noteworthy recent portfolio activity, in the financial area we established a position in a company that offers online services, including retail and institutional brokerage accounts. We have a favorable outlook on the company's earnings potential, based on its recent cost-cutting efforts combined with rising transaction volumes in financial markets. We view the stock as reasonably valued from both a price/earnings and price/book perspective.

   Another recent addition, in the consumer discretionary sector, is a company offering post-secondary education services. Our thesis is that demand for these services should grow as working adults seek to either shift careers or further existing careers. On the sell side, one stock we eliminated was an office-products retail chain, based on our concerns that an anticipated company turnaround was slow in developing, due in part to several management departures.

   Going forward, while our general view on the U.S. economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest rate worries and the ever-present threat of geopolitical tensions. Still, on a company specific basis, we also believe that good opportunities exist in a variety of sectors, and we will remain focused on companies we deem to be well-managed companies with healthy finances and compelling long-term business models.

The Credit Suisse Small/Mid-Cap Growth Team

Marion U. Pardo
Leo M. Bernstein
Calvin E. Chung

   INVESTING IN THE FUND ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004

                                                                          SINCE      INCEPTION
                                      1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
                                      ------     -------   --------     ---------    ---------
Common Class                          57.42%      1.48%      8.30%      11.21%       01/21/88
Advisor Class                         56.62%      0.97%      7.78%       9.99%       04/04/91
Class A Without Sales Charge          57.07%        --         --        5.79%       11/30/01
Class A With Maximum
   Sales Charge                       48.02%        --         --        3.14%       11/30/01
Class B Without CDSC                     --         --         --        1.55%(5)    02/27/04
Class B With CDSC                        --         --         --       (2.45)%(5)   02/27/04
Class C Without CDSC                     --         --         --        1.58%(5)    02/27/04
Class C With CDSC                        --         --         --        0.58%(5)    02/27/04

                   AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

                                                                          SINCE      INCEPTION
                                      1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
                                      ------     -------   --------     ---------    ---------
Common Class                          38.97%      0.37%      7.89%      10.77%       01/21/88
Advisor Class                         38.27%     (0.14)%     7.38%       9.45%       04/04/91
Class A Without Sales Charge          38.65%        --         --        3.22%       11/30/01
Class A With Maximum
   Sales Charge                       30.69%        --         --        0.72%       11/30/01
Class B Without CDSC                     --         --         --       (3.95)%(5)   02/27/04
Class B With CDSC                        --         --         --       (7.79)%(5)   02/27/04
Class C Without CDSC                     --         --         --       (3.88)%(5)   02/27/04
Class C With CDSC                        --         --         --       (4.84)%(5)   02/27/04

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Effective May 1, 2004 the Fund changed its name from Credit Suisse Emerging Growth Fund to Credit Suisse Mid-Cap Growth Fund.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.
(3) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.
(4) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -0.85%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -7.79%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -4.84%.
(5)  Returns for periods less than one year are not annualized.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares of Credit Suisse Small Cap Growth Fund(1) (the "Fund") had a gain of 4.74%, versus an increase of 4.02% for the Russell 2000(R) Growth Index.(2) The Fund's Class A Shares (without sales charge) also had a gain of 4.74%(3) for the period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and small cap stocks gave back some gains in April.

   The Fund outperformed its benchmark, due to good stock selection in the consumer discretionary, healthcare and energy sectors. The Fund's overweighting in energy was an additional positive, as the sector was a strong performer amid rising energy prices.

   As a result of our bottom up investment approach, the Fund remained well-diversified by sector, with overweightings in the consumer discretionary and energy sectors as of the end of the period, along with a modest underweighting in healthcare and financial services areas. With respect to noteworthy recent portfolio activity, new purchases included a company that provides physical intellectual property components for the design and manufacture of complex integrated circuits. The company offers libraries that facilitate semiconductor design, demand for which could increase as leading edge technologies become more expensive to develop. We also added to a video game manufacturer whose products are entering a favorable cycle in our view. On the sell side, our activity included eliminating certain technology, energy and healthcare stocks based on valuations, in the wake of strong performance.

   Going forward, while our general view on the U.S. economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest-rate worries and the ever-present threat of geopolitical tensions. Still, on a company-specific basis, we also believe that good opportunities exist in a variety of sectors, and we will remain focused on companies we deem to be well-managed companies with healthy finances and compelling long-term business models.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                               SINCE      INCEPTION
                                      1 YEAR     5 YEARS     INCEPTION      DATE
                                      ------     -------     ---------    ---------
Common Class                          63.39%     10.81%      10.69%       12/31/96
Advisor Class                            --         --        2.39%(4)    02/27/04
Class A Without Sales Charge          63.31%        --        7.81%       11/30/01
Class A With Maximum Sales Charge     53.94%        --        5.11%       11/30/01
Class B Without CDSC                     --         --        2.34%(4)    02/27/04
Class B With CDSC                        --         --       (1.66)%(4)   02/27/04
Class C Without CDSC                     --         --        2.34%(4)    02/27/04
Class C With CDSC                        --         --        1.34%(4)    02/27/04

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                               SINCE      INCEPTION
                                      1 YEAR     5 YEARS     INCEPTION      DATE
                                      ------     -------     ---------    ---------
Common Class                          43.50%      8.70%       9.70%       12/31/96
Advisor Class                            --         --       (3.36)%(4)   02/27/04
Class A Without Sales Charge          43.61%        --        5.01%       11/30/01
Class A With Maximum Sales Charge     35.33%        --        2.47%       11/30/01
Class B Without CDSC                     --         --       (3.46)%(4)   02/27/04
Class B With CDSC                        --         --       (7.32)%(4)   02/27/04
Class C Without CDSC                     --         --       (3.46)%(4)   02/27/04
Class C With CDSC                        --         --       (4.43)%(4)   02/27/04

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -1.30%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -7.32%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -4.43%.
(4)  Returns for periods less than one year are not annualized.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Class A Shares (without sales charge) of Credit Suisse Strategic Small Cap Fund(1) (the "Fund") had a gain of 8.23%(3), versus an increase of 6.55% for the Russell 2000(R) Index.(2) The Fund's Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) both had gains of 7.87%(3) for the same period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. The period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and small cap stocks gave back some gains in April.

   The Fund outperformed its benchmark for the period, aided primarily by good stock selection in the healthcare, consumer discretionary, energy and financial services sectors. And while the Fund's technology stocks performed in line with its benchmark's technology names, the Fund's overweighting in the sector, which struggled, detracted from its performance.

   With regard to recent portfolio activity, stocks we purchased late in the period included a company that offers one of the fastest growing search sites in the Internet search market. Its revenues have benefited from advertisers increasing their budgets on interactive media. Our other purchases included an Internet-based advertising agency specializing in services such as digital marketing campaigns. We also added several semiconductor equipment stocks that we believe will be supported by increased technology spending going forward.

   On the sell side, we pared or eliminated a number of names based on valuation late in the period, with a particular focus on "classic cyclical" companies (e.g., certain industrial and financial-services holdings).

   Given the general elevation in valuations over the past year, and market concerns over interest rates, we expect to see continued volatility in the market. We also believe that investors are likely to place ever-more emphasis on quality of earnings, making stock selection critical. In that context, we remain committed to our bottom-up stock selection discipline. Our process stresses the evaluation of business models and company managements, and we strive to compare our expectations of a company's worth and prospects with that of the broader market. Specific factors we emphasize include the potential for positive earnings surprises, management's ability to control operations, historical valuation parameters, and information gleaned from our ongoing contact with a company's competitors and suppliers.

The Credit Suisse Strategic Small Cap Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                             SINCE      INCEPTION
                                               1 YEAR      INCEPTION      DATE
                                               ------      ---------    ---------
Class A Without Sales Charge                   64.10%        25.55%     08/14/02
Class A With Maximum Sales Charge              54.65%        21.06%     08/14/02
Class B Without CDSC                           62.89%        24.62%     08/14/02
Class B With CDSC                              58.89%        23.01%     08/14/02
Class C Without CDSC                           62.89%        24.62%     08/14/02
Class C With CDSC                              61.89%        24.62%     08/14/02

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                             SINCE      INCEPTION
                                               1 YEAR      INCEPTION      DATE
                                               ------      ---------    ---------
Class A Without Sales Charge                   43.75%        20.09%     08/14/02
Class A With Maximum Sales Charge              35.46%        16.00%     08/14/02
Class B Without CDSC                           42.79%        19.23%     08/14/02
Class B With CDSC                              38.79%        17.67%     08/14/02
Class C Without CDSC                           42.79%        19.23%     08/14/02
Class C With CDSC                              41.79%        19.23%     08/14/02

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is unmanaged index of common stocks that includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 2.00%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 3.89%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum deferred sales charge of 1%), was 6.88%.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS (97.6%)

AEROSPACE & DEFENSE (1.7%)
    United Technologies Corp.                                      95,300   $    8,220,578
                                                                            --------------
AUTO COMPONENTS (1.1%)
    Autoliv, Inc.                                                 122,900        5,226,937
                                                                            --------------
BANKS (1.5%)
    Wachovia Corp.                                                159,800        7,310,850
                                                                            --------------
BEVERAGES (1.5%)
    Coca-Cola Co.                                                 150,100        7,590,557
                                                                            --------------
BIOTECHNOLOGY (9.4%)
    Amgen, Inc.*                                                  164,300        9,245,161
    Biogen Idec, Inc.*                                             90,100        5,315,900
    Genentech, Inc.*                                              131,900       16,197,320
    Genzyme Corp.*~                                               147,500        6,425,100
    Gilead Sciences, Inc.*                                        155,900        9,483,397
                                                                            --------------
                                                                                46,666,878
                                                                            --------------
CHEMICALS (1.9%)
    Dow Chemical Co.                                               99,800        3,961,062
    Du Pont (E. I.) de Nemours & Co.                              125,500        5,390,225
                                                                            --------------
                                                                                 9,351,287
                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
    Apollo Group, Inc. Class A*                                   109,100        9,915,008
    Automatic Data Processing, Inc.                               213,600        9,357,816
                                                                            --------------
                                                                                19,272,824
                                                                            --------------
COMMUNICATIONS EQUIPMENT (7.7%)
    Cisco Systems, Inc.*                                          586,500       12,240,255
    Comverse Technology, Inc.*                                    205,200        3,357,072
    Corning, Inc.*                                                823,300        9,080,999
    Motorola, Inc.                                                760,400       13,877,300
                                                                            --------------
                                                                                38,555,626
                                                                            --------------
COMPUTERS & PERIPHERALS (2.3%)
    Dell, Inc.*                                                   156,100        5,418,231
    EMC Corp.*                                                    556,300        6,208,308
                                                                            --------------
                                                                                11,626,539
                                                                            --------------
DIVERSIFIED FINANCIALS (3.6%)
    Capital One Financial Corp.                                   195,500       12,811,115
    Morgan Stanley                                                 97,100        4,989,969
                                                                            --------------
                                                                                17,801,084
                                                                            --------------
ENERGY EQUIPMENT & SERVICES (1.3%)
    BJ Services Co.*                                              149,100        6,634,950
    Bonneville Pacific Corp.*^                                     16,883                1
                                                                            --------------
                                                                                 6,634,951
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

FOOD PRODUCTS (0.5%)
    Dean Foods Co.*                                                70,600   $    2,370,748
                                                                            --------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.2%)
    Guidant Corp.                                                 120,500        7,592,705
    St. Jude Medical, Inc.*                                       171,900       13,109,094
                                                                            --------------
                                                                                20,701,799
                                                                            --------------
HEALTHCARE PROVIDERS & SERVICES (4.8%)
    Anthem, Inc.*~                                                 69,800        6,182,884
    Caremark Rx, Inc.*                                            378,600       12,815,610
    Omnicare, Inc.                                                118,200        4,902,936
                                                                            --------------
                                                                                23,901,430
                                                                            --------------
HOTELS, RESTAURANTS & LEISURE (2.6%)
    Starbucks Corp.*~                                             333,300       12,952,038
                                                                            --------------
INDUSTRIAL CONGLOMERATES (5.5%)
    General Electric Co.                                          476,700       14,277,165
    Tyco International, Ltd.                                      481,700       13,222,665
                                                                            --------------
                                                                                27,499,830
                                                                            --------------
INSURANCE (1.0%)
    Progressive Corp.                                              57,200        5,006,144
                                                                            --------------
INTERNET & CATALOG RETAIL (4.1%)
    eBay, Inc.*                                                   129,700       10,352,654
    InterActiveCorp*~                                             317,800       10,128,286
                                                                            --------------
                                                                                20,480,940
                                                                            --------------
INTERNET SOFTWARE & SERVICES (3.1%)
    VeriSign, Inc.*~                                              150,300        2,424,339
    Yahoo!, Inc.*~                                                262,600       13,250,796
                                                                            --------------
                                                                                15,675,135
                                                                            --------------
MACHINERY (3.1%)
    Caterpillar, Inc.                                              31,100        2,417,403
    Danaher Corp.                                                 116,800       10,806,336
    Deere & Co.                                                    35,400        2,408,616
                                                                            --------------
                                                                                15,632,355
                                                                            --------------
MEDIA (8.1%)
    Clear Channel Communications, Inc.                            117,100        4,858,479
    E.W. Scripps Co. Class A                                       66,900        7,061,295
    News Corporation, Ltd. ADR                                    161,971        5,466,521
    Time Warner, Inc.*                                            604,700       10,171,054
    Viacom, Inc. Class B                                          328,392       12,692,351
                                                                            --------------
                                                                                40,249,700
                                                                            --------------
MULTILINE RETAIL (1.0%)
    Wal-Mart Stores, Inc.                                          86,400        4,924,800
                                                                            --------------
OIL & GAS (2.0%)
    XTO Energy, Inc.                                              379,375       10,129,313
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

PERSONAL PRODUCTS (2.4%)
    Avon Products, Inc.                                            66,300   $    5,569,200
    Estee Lauder Companies, Inc. Class A                          138,100        6,312,551
                                                                            --------------
                                                                                11,881,751
                                                                            --------------
PHARMACEUTICALS (7.1%)
    Allergan, Inc.                                                 67,800        5,969,790
    Pfizer, Inc.                                                  330,300       11,811,528
    Teva Pharmaceutical Industries, Ltd. ADR                      173,000       10,649,880
    Watson Pharmaceuticals, Inc.*~                                192,800        6,865,608
                                                                            --------------
                                                                                35,296,806
                                                                            --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.8%)
    Analog Devices, Inc.                                          192,600        8,204,760
    Applied Materials, Inc.*                                      309,800        5,647,654
    Intel Corp.                                                   317,500        8,169,275
    KLA-Tencor Corp.*                                              45,000        1,875,150
                                                                            --------------
                                                                                23,896,839
                                                                            --------------
SOFTWARE (4.2%)
    BEA Systems, Inc.*                                            427,500        4,877,775
    Microsoft Corp.                                               618,100       16,052,057
                                                                            --------------
                                                                                20,929,832
                                                                            --------------
SPECIALTY RETAIL (3.2%)
    Best Buy Company, Inc.                                         95,900        5,202,575
    The Gap, Inc.~                                                234,600        5,163,546
    TJX Companies, Inc.                                           236,600        5,813,262
                                                                            --------------
                                                                                16,179,383
                                                                            --------------
TOTAL COMMON STOCKS (Cost $439,764,455)                                        485,966,954
                                                                            --------------
SHORT-TERM INVESTMENTS (5.4%)
    State Street Navigator Prime Fund~~                        13,947,838       13,947,838
                                                                            --------------

                                                                  PAR
                                                                 (000)
                                                               ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                          $   13,001       13,001,000
                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $26,948,838)                                 26,948,838
                                                                            --------------
TOTAL INVESTMENTS AT VALUE (103.0%) (Cost $466,713,293)                        512,915,792

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)                                  (14,775,476)
                                                                            --------------
NET ASSETS (100.0%)                                                         $  498,140,316
                                                                            ==============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt

 *  Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
 ~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS (95.1%)

AGRICULTURE (1.1%)
    Delta and Pine Land Co.~                                      194,100   $    4,708,866
                                                                            --------------
BANKS (0.9%)
    New York Community Bancorp, Inc.~                             155,820        3,906,408
                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES (8.9%)
    BISYS Group, Inc.*                                            268,900        3,899,050
    Certegy, Inc.                                                 137,700        4,926,906
    Corinthian Colleges, Inc.*                                    149,400        4,574,628
    Education Management Corp.*                                   131,200        4,652,352
    Fiserv, Inc.*                                                 181,500        6,635,640
    Intersections, Inc.*                                           53,100        1,311,570
    Kroll, Inc.*~                                                 190,600        5,649,384
    Monster Worldwide, Inc.*                                      302,300        7,741,903
                                                                            --------------
                                                                                39,391,433
                                                                            --------------
COMMUNICATIONS EQUIPMENT (5.2%)
    ADC Telecommunications, Inc.*~                              2,160,100        5,400,250
    Advanced Fibre Communications, Inc.*                          233,600        3,901,120
    Andrew Corp.*~                                                242,200        4,105,290
    Avaya, Inc.*~                                                 430,100        5,883,768
    Polycom, Inc.*                                                188,300        3,592,764
                                                                            --------------
                                                                                22,883,192
                                                                            --------------
CONTAINERS & PACKAGING (2.4%)
    Ball Corp.                                                     82,400        5,438,400
    Pactiv Corp.*                                                 218,700        5,019,165
                                                                            --------------
                                                                                10,457,565
                                                                            --------------
DIVERSIFIED FINANCIALS (7.0%)
    Chicago Merchantile Exchange~                                  40,500        4,750,650
    E*TRADE Financial Corp.*~                                     526,700        5,983,312
    eSPEED, Inc. Class A*                                         125,400        2,207,040
    Franklin Resources, Inc.                                      101,700        5,576,211
    Legg Mason, Inc.~                                              87,700        8,073,662
    SEI Investments Co.                                           146,600        4,327,632
                                                                            --------------
                                                                                30,918,507
                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Sanmina-SCI Corp.*                                            375,600        3,763,512
                                                                            --------------
ENERGY EQUIPMENT & SERVICES (3.0%)
    ENSCO International, Inc.                                     137,500        3,763,375
    National-Oilwell, Inc.*                                       156,300        4,363,896
    Smith International, Inc.*                                     89,500        4,900,125
                                                                            --------------
                                                                                13,027,396
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

HEALTHCARE PROVIDERS & SERVICES (14.7%)
    Accredo Health, Inc.*                                         403,100   $   15,579,815
    Anthem, Inc.*~                                                 76,400        6,767,512
    Caremark Rx, Inc.*                                            155,300        5,256,905
    Community Health Systems, Inc.*                               404,700       10,437,213
    Coventry Health Care, Inc.*                                    67,500        2,824,200
    Health Net, Inc.*                                             150,000        3,816,000
    Manor Care, Inc.                                              135,600        4,398,864
    Omnicare, Inc.                                                108,900        4,517,172
    PacifiCare Health Systems, Inc.*~                             161,000        5,757,360
    Quest Diagnostics, Inc.~                                       64,800        5,465,880
                                                                            --------------
                                                                                64,820,921
                                                                            --------------
HOTELS, RESTAURANTS & LEISURE (3.8%)
    Harrah's Entertainment, Inc.                                   85,800        4,562,844
    Starbucks Corp.*~                                             187,400        7,282,364
    Yum! Brands, Inc.*                                            130,600        5,065,974
                                                                            --------------
                                                                                16,911,182
                                                                            --------------
INSURANCE (2.9%)
    Ambac Financial Group, Inc.                                   125,050        8,628,450
    Radian Group, Inc.                                             90,300        4,199,853
                                                                            --------------
                                                                                12,828,303
                                                                            --------------
INTERNET SOFTWARE & SERVICES (6.8%)
    Ask Jeeves, Inc.*~                                            253,800        9,002,286
    Check Point Software Technologies, Ltd.*~                     219,700        5,147,571
    DoubleClick, Inc.*                                            481,800        3,888,126
    MatrixOne, Inc.*                                              498,700        2,997,187
    Openwave Systems, Inc.*                                       486,366        4,143,838
    RealNetworks, Inc.*~                                          260,100        1,495,575
    webMethods, Inc.*                                             388,300        3,339,380
                                                                            --------------
                                                                                30,013,963
                                                                            --------------
MEDIA (6.9%)
    Cox Radio, Inc. Class A*                                      301,600        6,246,136
    Entercom Communications Corp.*                                102,900        4,692,240
    Getty Images, Inc.*                                            87,500        4,777,500
    Lamar Advertising Co.*~                                       179,000        7,349,740
    Netflix, Inc.*~                                                77,600        1,962,504
    Radio One, Inc. Class A*                                       64,000        1,221,120
    Westwood One, Inc.*                                           147,000        4,342,380
                                                                            --------------
                                                                                30,591,620
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

MULTILINE RETAIL (1.4%)
    Dollar Tree Stores, Inc.*                                     234,300   $    6,314,385
                                                                            --------------
OIL & GAS (3.8%)
    Pioneer Natural Resources Co.                                 227,600        7,444,796
    Pogo Producing Co.                                             97,000        4,784,040
    XTO Energy, Inc.                                              178,400        4,763,280
                                                                            --------------
                                                                                16,992,116
                                                                            --------------
PHARMACEUTICALS (6.2%)
    Angiotech Pharmaceuticals, Inc.*                              247,000        5,149,950
    Barr Laboratories, Inc.*                                       91,800        3,802,356
    Sepracor, Inc.*~                                              277,300       13,257,713
    Watson Pharmaceuticals, Inc.*                                 150,400        5,355,744
                                                                            --------------
                                                                                27,565,763
                                                                            --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.8%)
    Cymer, Inc.*~                                                 129,200        4,131,816
    Fairchild Semiconductor International, Inc.*~                 191,200        3,722,664
    Integrated Circuit Systems, Inc.*~                            230,700        5,465,283
    Lam Research Corp.*                                           182,900        4,049,406
    National Semiconductor Corp.*                                 109,400        4,462,426
    Novellus Systems, Inc.*                                       154,300        4,468,528
    Semtech Corp.*                                                176,900        3,718,438
                                                                            --------------
                                                                                30,018,561
                                                                            --------------
SOFTWARE (6.9%)
    Activision, Inc.*                                             479,100        7,215,246
    BEA Systems, Inc.*~                                           363,400        4,146,394
    Hyperion Solutions Corp.*                                     202,300        7,764,274
    Informatica Corp.*                                            391,900        2,837,356
    Quest Software, Inc.*~                                        329,300        3,704,625
    Take-Two Interactive Software, Inc.*~                         163,200        4,714,848
                                                                            --------------
                                                                                30,382,743
                                                                            --------------
SPECIALTY RETAIL (5.5%)
    AnnTaylor Stores Corp.*~                                      112,500        4,559,625
    Hughes Supply, Inc.                                            99,100        5,538,699
    Linens 'n Things, Inc.*                                       171,600        5,566,704
    Pier 1 Imports, Inc.                                          193,900        4,005,974
    Staples, Inc.                                                 174,100        4,484,816
                                                                            --------------
                                                                                24,155,818
                                                                            --------------
TOTAL COMMON STOCKS (Cost $350,689,343)                                        419,652,254
                                                                            --------------
PREFERRED STOCK (0.0%)
TELECOMMUNICATIONS (0.0%)
    Celletra, Ltd. Series C*++
    (Cost $7,000,000)                                           1,102,524                0
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
SHORT-TERM INVESTMENTS (22.9%)
    State Street Navigator Prime Fund~~                        62,464,370   $   62,464,370
                                                                            --------------

                                                                  PAR
                                                                 (000)
                                                               ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                          $   38,727       38,727,000
                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $101,191,370)                               101,191,370
                                                                            --------------
TOTAL INVESTMENTS AT VALUE (118.0%) (Cost $458,880,713)                        520,843,624

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.0%)                                 (79,339,952)
                                                                            --------------
NET ASSETS (100.0%)                                                         $  441,503,672
                                                                            ==============

 *  Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
 ~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS (92.2%)

AGRICULTURE (1.1%)
    Delta and Pine Land Co.~                                       43,100   $    1,045,606
                                                                            --------------
AUTO COMPONENTS (0.6%)
    Quantum Fuel Systems Technologies Worldwide, Inc.*            101,300          615,904
                                                                            --------------
BANKS (0.9%)
    Boston Private Financial Holdings, Inc.                        38,700          901,710
                                                                            --------------
BIOTECHNOLOGY (2.6%)
    BioMarin Pharmaceutical, Inc.*~                                61,300          424,196
    Cubist Pharmaceuticals, Inc.*~                                 93,300          927,402
    Cytokinetics, Inc.*                                             2,700           43,902
    Nabi Biopharmaceuticals*~                                      66,500        1,087,275
                                                                            --------------
                                                                                 2,482,775
                                                                            --------------
BUILDING PRODUCTS (1.1%)
    Griffon Corp.*                                                 47,000        1,031,650
                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Headwaters, Inc.*~                                             17,700          406,923
    Kroll, Inc.*                                                   52,500        1,556,100
    Pegasus Solutions, Inc.*~                                      68,500          732,950
                                                                            --------------
                                                                                 2,695,973
                                                                            --------------
COMMUNICATIONS EQUIPMENT (2.4%)
    Extreme Networks, Inc.*~                                       90,200          498,806
    InterDigital Communications Corp.*~                            66,700        1,162,581
    Polycom, Inc.*~                                                35,700          681,156
                                                                            --------------
                                                                                 2,342,543
                                                                            --------------
COMPUTERS & PERIPHERALS (2.1%)
    Avid Technology, Inc.*                                         42,000        2,014,740
                                                                            --------------
CONTAINERS & PACKAGING (0.9%)
    Crown Holdings, Inc.*                                         104,500          881,980
                                                                            --------------
DIVERSIFIED FINANCIALS (5.6%)
    Affiliated Managers Group, Inc.*~                              34,149        1,663,056
    eSPEED, Inc. Class A*                                          54,500          959,200
    Jefferies Group, Inc.                                          37,800        1,288,980
    Nelnet, Inc. Class A*~                                         24,000          488,400
    Raymond James Financial, Inc.~                                 39,650          996,008
                                                                            --------------
                                                                                 5,395,644
                                                                            --------------
ENERGY EQUIPMENT & SERVICES (2.6%)
    FMC Technologies, Inc.*                                        39,300        1,070,925
    Grey Wolf, Inc.*                                              121,100          481,978
    Newpark Resources, Inc.*~                                     160,700          920,811
                                                                            --------------
                                                                                 2,473,714
                                                                            --------------
FOOD PRODUCTS (2.5%)
    American Italian Pasta Co. Class A~                            18,300          566,568
    Hain Celestial Group, Inc.*~                                   60,400        1,195,920
    John B. Sanfilippo & Son, Inc.*~                               22,500          705,825
                                                                            --------------
                                                                                 2,468,313
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

HEALTHCARE EQUIPMENT & SUPPLIES (3.1%)
    I-Flow Corp.*~                                                 62,600   $      916,464
    SonoSite, Inc.*~                                               49,700        1,069,544
    Wilson Greatbatch Technologies, Inc.*~                         28,600          986,700
                                                                            --------------
                                                                                 2,972,708
                                                                            --------------
HEALTHCARE PROVIDERS & SERVICES (5.7%)
    Accredo Health, Inc.*~                                         51,400        1,986,610
    Apria Healthcare Group, Inc.*                                  34,500          994,980
    Centene Corp.*~                                                51,800        1,735,300
    Kindred Healthcare, Inc.*~                                     17,400          852,252
                                                                            --------------
                                                                                 5,569,142
                                                                            --------------
INSURANCE (1.4%)
    Direct General Corp.                                           15,100          539,825
    U.S.I. Holdings Corp.*                                         56,000          848,400
                                                                            --------------
                                                                                 1,388,225
                                                                            --------------
INTERNET SOFTWARE & SERVICES (9.1%)
    24/7 Real Media, Inc.*                                         86,600          469,372
    Ask Jeeves, Inc.*~                                             60,000        2,128,200
    Chordiant Software, Inc.*~                                    265,000        1,033,500
    Digitas, Inc.*                                                 19,800          196,218
    DoubleClick, Inc.*~                                            99,400          802,158
    FileNET Corp.*                                                 37,300        1,024,258
    MatrixOne, Inc.*~                                             181,000        1,087,810
    Openwave Systems, Inc.*                                       112,266          956,506
    RealNetworks, Inc.*~                                           47,400          272,550
    webMethods, Inc.*                                             101,100          869,460
                                                                            --------------
                                                                                 8,840,032
                                                                            --------------
IT CONSULTING & SERVICES (1.5%)
    CACI International, Inc. Class A*                              31,000        1,410,500
                                                                            --------------
MEDIA (4.5%)
    aQuantive, Inc.*~                                              83,800          842,190
    Cumulus Media, Inc. Class A*~                                  81,000        1,702,620
    Emmis Communications Corp. Class A*~                           78,300        1,832,220
                                                                            --------------
                                                                                 4,377,030
                                                                            --------------
METALS & MINING (0.7%)
    GrafTech International, Ltd.*~                                 72,700          644,849
                                                                            --------------
OIL & GAS (2.7%)
    Remington Oil & Gas Corp.*~                                    43,200          946,080
    Stone Energy Corp.*                                            34,100        1,677,720
                                                                            --------------
                                                                                 2,623,800
                                                                            --------------
PHARMACEUTICALS (7.8%)
    Angiotech Pharmaceuticals, Inc.*                               51,600        1,075,860
    Inspire Phamaceuticals, Inc.*~                                 50,800          835,152
    K-V Pharmaceutical Co. Class A*~                               48,400        1,162,568
    Medicis Pharmaceutical Corp. Class A~                          54,000        2,317,680
    Sepracor, Inc.*~                                               45,300        2,165,793
                                                                            --------------
                                                                                 7,557,053
                                                                            --------------

                See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

ROAD & RAIL (1.0%)
    Pacer International, Inc.*                                     51,100   $      960,680
                                                                            --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.4%)
    Actel Corp.*                                                   50,400        1,003,968
    Artisan Components, Inc.*~                                     58,000        1,357,200
    Asyst Technologies, Inc.*~                                    124,900          825,589
    Axcelis Technologies, Inc.*~                                  129,000        1,355,790
    Cymer, Inc.*~                                                  28,300          905,034
    Entegris, Inc.*~                                               66,400          673,960
    MKS Instruments, Inc.*                                         36,700          705,374
    OmniVision Technologies, Inc.*~                                37,300          831,865
    Semtech Corp.*~                                                43,000          903,860
    Varian Semiconductor Equipment Associates, Inc.*               17,800          579,568
                                                                            --------------
                                                                                 9,142,208
                                                                            --------------
SOFTWARE (8.8%)
    Activision, Inc.*                                             126,150        1,899,819
    Agile Software Corp.*~                                         89,800          677,990
    Hyperion Solutions Corp.*                                      46,900        1,800,022
    Informatica Corp.*~                                            85,300          617,572
    QRS Corp.*                                                     20,850          109,046
    Radiant Systems, Inc.*~                                        58,800          261,660
    Take-Two Interactive Software, Inc.*~                          28,600          826,254
    THQ, Inc.*~                                                    64,500        1,195,830
    TIBCO Software, Inc.*                                         147,700        1,107,750
                                                                            --------------
                                                                                 8,495,943
                                                                            --------------
SPECIALTY RETAIL (9.9%)
    Aeropostale, Inc.*~                                            61,950        1,362,280
    American Eagle Outfitters, Inc.*~                              52,900        1,359,001
    AnnTaylor Stores Corp.*~                                       28,500        1,155,105
    Cost Plus, Inc.*~                                              35,100        1,270,620
    Guitar Center, Inc.*~                                          35,900        1,490,568
    Gymboree Corp.*~                                               58,100        1,025,465
    J. Jill Group, Inc.*                                           34,000          720,120
    Linens 'n Things, Inc.*                                        38,500        1,248,940
                                                                            --------------
                                                                                 9,632,099
                                                                            --------------
TEXTILES & APPAREL (1.4%)
    Tommy Hilfiger Corp.*~                                         88,500        1,380,600
                                                                            --------------
TOTAL COMMON STOCKS (Cost $78,248,623)                                          89,345,421
                                                                            --------------
PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++
    (Cost $149,913)                                                27,600              643
                                                                            --------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*^
    (Cost $0)                                                          17                0
                                                                            --------------
                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
SHORT-TERM INVESTMENTS (32.8%)
    State Street Navigator Prime Fund~~                        24,130,809   $   24,130,809
                                                                            --------------

                                                                   PAR
                                                                  (000)
                                                               ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      0.750%, 5/03/04                                          $    7,674        7,674,000
                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $31,804,809)                                 31,804,809
                                                                            --------------

TOTAL INVESTMENTS AT VALUE (125.0%) (Cost $110,203,345)                        121,150,873

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.0%)                                 (24,230,290)
                                                                            --------------

NET ASSETS (100.0%)                                                         $   96,920,583
                                                                            ==============

 *  Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
 ~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS (99.8%)

AGRICULTURE (1.3%)
    Delta and Pine Land Co.                                           700   $       16,982
                                                                            --------------
BANKS (5.0%)
    BankUnited Financial Corp. Class A*~                              500           13,215
    Fidelity Bankshares, Inc.                                         500           16,625
    Southwest Bancorporation of Texas, Inc.~                          500           20,335
    Sterling Bancshares, Inc.~                                      1,200           15,252
                                                                            --------------
                                                                                    65,427
                                                                            --------------
BIOTECHNOLOGY (0.4%)
    BioMarin Pharmaceutical, Inc.*~                                   800            5,536
                                                                            --------------
BUILDING PRODUCTS (1.2%)
    Griffon Corp.*~                                                   700           15,365
                                                                            --------------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
    Geo Group, Inc.*                                                  300            7,050
    Kroll, Inc.*~                                                     700           20,748
    Waste Connections, Inc.*~                                         600           24,162
                                                                            --------------
                                                                                    51,960
                                                                            --------------
COMMUNICATIONS EQUIPMENT (1.8%)
    Extreme Networks, Inc.*~                                        1,500            8,295
    InterDigital Communications Corp.*~                               900           15,687
                                                                            --------------
                                                                                    23,982
                                                                            --------------
COMPUTERS & PERIPHERALS (3.2%)
    Avid Technology, Inc.*                                            300           14,391
    Imation Corp.~                                                    700           27,279
                                                                            --------------
                                                                                    41,670
                                                                            --------------
CONTAINERS & PACKAGING (2.1%)
    Constar International, Inc.*                                      400            1,904
    Crown Holdings, Inc.*                                           1,500           12,660
    Silgan Holdings, Inc.*                                            300           12,621
                                                                            --------------
                                                                                    27,185
                                                                            --------------
DIVERSIFIED FINANCIALS (5.7%)
    Affiliated Managers Group, Inc.*~                                 550           26,785
    Apollo Investment Corp.*                                          900           12,375
    eSPEED, Inc. Class A*                                             800           14,080
    Nelnet, Inc. Class A*~                                            400            8,140
    Raymond James Financial, Inc.                                     550           13,816
                                                                            --------------
                                                                                    75,196
                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Methode Electronics, Inc. Class A                               1,300           14,742
                                                                            --------------
ENERGY EQUIPMENT & SERVICES (4.2%)
    Newpark Resources, Inc.*                                        3,500           20,055
    SEACOR SMIT, Inc.*                                                500           20,740
    Unit Corp.*                                                       500           14,125
                                                                            --------------
                                                                                    54,920
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

FOOD & DRUG RETAILING (1.0%)
    NeighborCare, Inc.*                                               600   $       13,884
                                                                            --------------
FOOD PRODUCTS (1.7%)
    American Italian Pasta Co. Class A                                200            6,192
    John B. Sanfilippo & Son, Inc.*                                   500           15,685
                                                                            --------------
                                                                                    21,877
                                                                            --------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    I-Flow Corp.*                                                     800           11,712
                                                                            --------------
HEALTHCARE PROVIDERS & SERVICES (10.9%)
    Accredo Health, Inc.*                                             500           19,325
    Apria Healthcare Group, Inc.*                                     300            8,652
    Coventry Health Care, Inc.*                                       350           14,644
    Genesis HealthCare Corp.*                                         250            5,847
    Gentiva Health Services, Inc.*                                  1,200           17,532
    Hanger Orthopedic Group, Inc.*                                    900           14,733
    Kindred Healthcare, Inc.*~                                        300           14,694
    Pediatrix Medical Group, Inc.*                                    200           14,300
    PSS World Medical, Inc.*                                        1,400           15,666
    Psychiatric Solutions, Inc.*                                      800           18,600
                                                                            --------------
                                                                                   143,993
                                                                            --------------
HOTELS, RESTAURANTS & LEISURE (4.2%)
    Alliance Gaming Corp.*                                            800           19,976
    CEC Entertainment, Inc.*                                          550           18,794
    Red Robin Gourmet Burgers, Inc.*~                                 600           17,250
                                                                            --------------
                                                                                    56,020
                                                                            --------------
HOUSEHOLD DURABLES (1.2%)
    Interface, Inc. Class A*~                                       1,900           16,207
                                                                            --------------
INSURANCE (3.9%)
    Direct General Corp.                                              500           17,875
    Platinum Underwriters Holdings, Ltd.~                             500           15,990
    U.S.I. Holdings Corp.*                                          1,200           18,180
                                                                            --------------
                                                                                    52,045
                                                                            --------------
INTERNET SOFTWARE & SERVICES (2.4%)
    Ask Jeeves, Inc.*~                                                500           17,735
    Chordiant Software, Inc.*~                                      3,600           14,040
                                                                            --------------
                                                                                    31,775
                                                                            --------------
MACHINERY (3.5%)
    Kennametal, Inc.~                                                 300           12,948
    Nordson Corp.                                                     600           20,736
    Wabash National Corp.*~                                           500           12,705
                                                                            --------------
                                                                                    46,389
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

MEDIA (6.5%)
    aQuantive, Inc.*~                                               1,400   $       14,070
    Cumulus Media, Inc. Class A*~                                     800           16,816
    Emmis Communications Corp. Class A*~                              700           16,380
    Entercom Communications Corp.*                                    300           13,680
    Gray Television, Inc.                                             900           13,338
    MDC Partners, Inc. Class A*~                                      900           11,034
                                                                            --------------
                                                                                    85,318
                                                                            --------------
METALS & MINING (0.9%)
    GrafTech International, Ltd.*~                                  1,400           12,418
                                                                            --------------
OIL & GAS (2.6%)
    Stone Energy Corp.*                                               700           34,440
                                                                            --------------
PHARMACEUTICALS (3.4%)
    K-V Pharmaceutical Co. Class A*~                                  650           15,613
    Sepracor, Inc.*~                                                  600           28,686
                                                                            --------------
                                                                                    44,299
                                                                            --------------
REAL ESTATE (1.0%)
    Government Properties Trust, Inc.~                              1,200           13,140
                                                                            --------------
ROAD & RAIL (2.8%)
    Pacer International, Inc.*                                      1,200           22,560
    Werner Enterprises, Inc.                                          700           13,993
                                                                            --------------
                                                                                    36,553
                                                                            --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.6%)
    Actel Corp.*                                                      700           13,944
    Artisan Components, Inc.*~                                        900           21,060
    Asyst Technologies, Inc.*                                       1,900           12,559
    Axcelis Technologies, Inc.*                                     1,500           15,765
    Cymer, Inc.*                                                      400           12,792
    Entegris, Inc.*~                                                  800            8,120
    Integrated Circuit Systems, Inc.*                                 600           14,214
    MKS Instruments, Inc.*                                            500            9,610
    Semtech Corp.*~                                                   600           12,612
    Varian Semiconductor Equipment Associates, Inc.*                  200            6,512
                                                                            --------------
                                                                                   127,188
                                                                            --------------
SOFTWARE (7.8%)
    Actuate Corp.*                                                  2,900            9,483
    Hyperion Solutions Corp.*                                         600           23,028
    Informatica Corp.*                                              1,300            9,412
    JDA Software Group, Inc.*                                       1,100           14,443
    Lawson Software, Inc.*                                          1,800           12,762
    Radiant Systems, Inc.*                                          4,007           17,831
    TIBCO Software, Inc.*                                           2,100           15,750
                                                                            --------------
                                                                                   102,709
                                                                            --------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                               ----------   --------------
COMMON STOCKS

SPECIALTY RETAIL (4.3%)
    Hughes Supply, Inc.~                                              300   $       16,767
    J. Jill Group, Inc.*                                              400            8,472
    Linens 'n Things, Inc.*                                           600           19,464
    Too, Inc.*                                                        700           12,278
                                                                            --------------
                                                                                    56,981
                                                                            --------------
TEXTILES & APPAREL (1.3%)
    The Warnaco Group, Inc.*~                                         900           17,217
                                                                            --------------

TOTAL COMMON STOCKS (Cost $1,137,467)                                            1,317,130
                                                                            --------------
SHORT-TERM INVESTMENT (26.5%)
    State Street Navigator Prime Fund
    (Cost $349,940)~~                                             349,940          349,940
                                                                            --------------
TOTAL INVESTMENTS AT VALUE (126.3%) (Cost $1,487,407)                            1,667,070

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.3%)                                    (347,126)
                                                                            --------------

NET ASSETS (100.0%)                                                         $    1,319,944
                                                                            ==============

 *  Non-income producing security.
 ~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

                                                      CAPITAL              MID-CAP           SMALL CAP        STRATEGIC SMALL
                                                  APPRECIATION FUND      GROWTH FUND        GROWTH FUND          CAP FUND
                                                  -----------------     --------------     --------------     ---------------
ASSETS
    Investments at value, including collateral
      for securities on loan of $13,947,838,
      $62,464,370, $24,130,809 and $349,940,
      respectively (cost $466,713,293,
      $458,880,713, $110,203,345 and
      $1,487,407, respectively) (Note 1)          $     512,915,792(1)  $  520,843,624(2)  $  121,150,873(3)  $     1,667,070(4)
    Cash                                                        106                 78                230              20,612
    Receivable for investments sold                       4,920,273          3,397,626          2,113,469              36,975
    Receivable for fund shares sold                         396,894            710,918            152,386                  --
    Dividend and interest receivable                         33,791             87,465              2,482                  57
    Receivable from investment adviser
      (Note 2)                                                   --                 --                 --              15,596
    Prepaid expenses and other assets                        90,371             90,785             69,608              22,520
                                                  -----------------     --------------     --------------     ---------------
      Total Assets                                      518,357,227        525,130,496        123,489,048           1,762,830
                                                  -----------------     --------------     --------------     ---------------

LIABILITIES
    Advisory fee payable (Note 2)                           295,944            348,505             28,942                  --
    Administrative services fee payable
      (Note 2)                                               89,594             81,851             17,791                 764
    Shareholder servicing/Distribution fee
      payable (Note 2)                                       13,958             22,442             20,787                 753
    Payable for investments purchased                     5,184,000         17,244,274          2,192,061              47,819
    Payable for fund shares redeemed                        389,611          3,250,476            122,311                  --
    Payable upon return of securities loaned             13,947,838         62,464,370         24,130,809             349,940
    Other accrued expenses payable                          295,966            214,906             55,764              43,610
                                                  -----------------     --------------     --------------     ---------------
      Total Liabilities                                  20,216,911         83,626,824         26,568,465             442,886
                                                  -----------------     --------------     --------------     ---------------

NET ASSETS
    Capital stock, $0.001 par value (Note 6)                 32,562             15,730              5,102                 112
    Paid-in capital (Note 6)                            841,004,861        633,800,035         98,772,107           1,115,974
    Accumulated net investment loss                      (1,604,413)        (2,470,457)          (550,441)           (148,238)
    Accumulated net realized gain (loss)
      on investments                                   (387,495,193)      (251,804,547)       (12,253,713)            172,433
    Net unrealized appreciation from investments         46,202,499         61,962,911         10,947,528             179,663
                                                  -----------------     --------------     --------------     ---------------
      Net Assets                                  $     498,140,316     $  441,503,672     $   96,920,583     $     1,319,944
                                                  =================     ==============     ==============     ===============

COMMON SHARES
    Net assets                                    $     479,170,843     $  407,213,423     $   89,353,955                 N/A
    Shares outstanding                                   31,280,270         14,433,098          4,703,245                 N/A
                                                  -----------------     --------------     --------------     ---------------
    Net asset value, offering price and
      redemption price per share                  $           15.32     $        28.21     $        19.00                 N/A
                                                  =================     ==============     ==============     ===============

ADVISOR SHARES
    Net assets                                    $      16,278,275     $   33,841,192     $          966                 N/A
    Shares outstanding                                    1,103,466          1,281,235                 51                 N/A
                                                  -----------------     --------------     --------------     ---------------
    Net asset value, offering price and
      redemption price per share                  $           14.75     $        26.41     $        18.99                 N/A
                                                  =================     ==============     ==============     ===============

                 See Accompanying Notes to Financial Statements.

                                                      CAPITAL              MID-CAP           SMALL CAP        STRATEGIC SMALL
                                                  APPRECIATION FUND      GROWTH FUND        GROWTH FUND          CAP FUND
                                                  -----------------     --------------     --------------     ---------------
A SHARES
    Net assets                                    $       1,642,242     $      440,713     $    7,563,731     $       598,334
    Shares outstanding                                      107,857             15,750            398,227              50,475
                                                  -----------------     --------------     --------------     ---------------
    Net asset value and redemption
      price per share                             $           15.23     $        27.98     $        18.99     $         11.85
                                                  =================     ==============     ==============     ===============
    Maximum offering price per share
      (net asset value/(1-5.75%))                 $           16.16     $        29.69     $        20.15     $         12.57
                                                  =================     ==============     ==============     ===============

B SHARES
    Net assets                                    $         550,617     $        7,384     $          966     $       360,644
    Shares outstanding                                       36,825                264                 51              30,568
                                                  -----------------     --------------     --------------     ---------------
    Net asset value and offering price per share  $           14.95     $        27.95     $        18.97     $         11.80
                                                  =================     ==============     ==============     ===============

C SHARES
    Net assets                                    $         498,339     $          960     $          965     $       360,966
    Shares outstanding                                       33,335                 34                 51              30,596
                                                  -----------------     --------------     --------------     ---------------
    Net asset value and offering price per share  $           14.95     $        27.95     $        18.97     $         11.80
                                                  =================     ==============     ==============     ===============

(1)  Including $13,212,656 of securities on loan.

(2)  Including $59,397,336 of securities on loan.

(3)  Including $22,964,910 of securities on loan.

(4)  Including $335,589 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

                                                      CAPITAL              MID-CAP           SMALL CAP        STRATEGIC SMALL
                                                  APPRECIATION FUND      GROWTH FUND        GROWTH FUND          CAP FUND
                                                  -----------------     --------------     --------------     ---------------
INVESTMENT INCOME (Note 1)
    Dividends                                     $       1,420,320     $      677,461     $       45,613     $         2,903
    Interest                                                 39,655             88,678             23,971                 140
    Securities lending                                        8,723             20,320              3,643                  51
    Foreign taxes                                            (6,414)                --                 --                  --
                                                  -----------------     --------------     --------------     ---------------
      Total investment income                             1,462,284            786,459             73,227               3,094
                                                  -----------------     --------------     --------------     ---------------

EXPENSES
    Investment advisory fees (Note 2)                     1,831,098          2,053,089            445,475               6,444
    Administrative services fees (Note 2)                   405,238            354,540             72,001               4,154
    Shareholder servicing/Distribution
      fees (Note 2)
      Common Class                                               --                 --            104,250                  --
      Advisor Class                                          43,131             93,157                  1                  --
      Class A                                                 1,802                328              7,117                 776
      Class B                                                 2,730                  6                  2               1,823
      Class C                                                 2,121                  2                  2               1,856
    Transfer agent fees (Note 2)                            594,872            601,004            128,539                 519
    Printing fees (Note 2)                                   41,651             31,261             15,915              12,424
    Audit fees                                               24,514             17,839              7,871               6,960
    Insurance expense                                        23,904             13,582              7,232               6,194
    Custodian fees                                           23,156             20,821             12,200               1,977
    Registration fees                                        22,621             21,953             20,449              18,142
    Legal fees                                               17,844             20,778             21,161              23,922
    Trustees'/Directors' fees                                 8,659              8,659              8,659               8,657
    Commitment fees (Note 3)                                  8,001              6,312                807                  13
    Interest expense (Note 3)                                    --                 --                  8                  --
    Miscellaneous expense                                    15,355             13,585              7,798               6,243
                                                  -----------------     --------------     --------------     ---------------
      Total expenses                                      3,066,697          3,256,916            859,487             100,104
    Less: fees waived and expenses
      reimbursed (Note 2)                                        --                 --           (235,819)            (87,848)
                                                  -----------------     --------------     --------------     ---------------
      Net expenses                                        3,066,697          3,256,916            623,668              12,256
                                                  -----------------     --------------     --------------     ---------------
       Net investment loss                               (1,604,413)        (2,470,457)          (550,441)             (9,162)
                                                  -----------------     --------------     --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS
    Net realized gain from investments                   17,198,018         51,191,990          7,261,069             176,274
    Net change in unrealized appreciation
      (depreciation) from investments                     4,722,767        (25,719,356)        (3,629,291)            (63,710)
                                                  -----------------     --------------     --------------     ---------------
    Net realized and unrealized gain
      from investments                                   21,920,785         25,472,634          3,631,778             112,564
                                                  -----------------     --------------     --------------     ---------------
    Net increase in net assets resulting
      from operations                             $      20,316,372     $   23,002,177     $    3,081,337     $       103,402
                                                  =================     ==============     ==============     ===============

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

STATEMENTS OF CHANGES IN NET ASSETS

                                                             CAPITAL APPRECIATION FUND
                                                     ----------------------------------------
                                                     FOR THE SIX MONTHS
                                                            ENDED             FOR THE YEAR
                                                       APRIL 30, 2004             ENDED
                                                         (UNAUDITED)        OCTOBER 31, 2003
                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment loss                                $       (1,604,413)   $       (2,131,927)
  Net realized gain (loss) from investments                  17,198,018           (33,954,159)
  Net change in unrealized appreciation
    (depreciation) from investments                           4,722,767           120,908,900
                                                     ------------------    ------------------
    Net increase in net assets resulting from
      operations                                             20,316,372            84,822,814
                                                     ------------------    ------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------

  Distributions from net realized gains
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------
    Net decrease in net assets resulting from
      dividends and distributions                                    --                    --
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               36,509,225            86,270,380
  Reinvestment of dividends and distributions                        --                    --
  Net asset value of shares redeemed                        (92,652,873)         (220,631,129)
                                                     ------------------    ------------------
    Net increase (decrease) in net assets from
      capital share transactions                            (56,143,648)         (134,360,749)
                                                     ------------------    ------------------
  Net increase (decrease) in net assets                     (35,827,276)          (49,537,935)
                                                     ------------------    ------------------

NET ASSETS
  Beginning of period                                       533,967,592           583,505,527
                                                     ------------------    ------------------
  End of period                                      $      498,140,316    $      533,967,592
                                                     ==================    ==================
ACCUMULATED NET INVESTMENT LOSS                      $       (1,604,413)   $               --
                                                     ==================    ==================

                                                                MID-CAP GROWTH FUND
                                                     ----------------------------------------
                                                     FOR THE SIX MONTHS
                                                            ENDED             FOR THE YEAR
                                                       APRIL 30, 2004             ENDED
                                                         (UNAUDITED)        OCTOBER 31, 2003
                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment loss                                $       (2,470,457)   $       (4,237,713)
  Net realized gain (loss) from investments                  51,191,990            13,936,296
  Net change in unrealized appreciation
    (depreciation) from investments                         (25,719,356)          125,732,873
                                                     ------------------    ------------------
    Net increase in net assets resulting from
      operations                                             23,002,177           135,431,456
                                                     ------------------    ------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------

  Distributions from net realized gains
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------
    Net decrease in net assets resulting from
      dividends and distributions                                    --                    --
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               63,268,168           101,028,267
  Reinvestment of dividends and distributions                        --                    --
  Net asset value of shares redeemed                        (92,424,693)         (189,580,871)
                                                     ------------------    ------------------
    Net increase (decrease) in net assets from
      capital share transactions                            (29,156,525)          (88,552,604)
                                                     ------------------    ------------------
  Net increase (decrease) in net assets                      (6,154,348)           46,878,852
                                                     ------------------    ------------------

NET ASSETS
  Beginning of period                                       447,658,020           400,779,168
                                                     ------------------    ------------------
  End of period                                      $      441,503,672    $      447,658,020
                                                     ==================    ==================
ACCUMULATED NET INVESTMENT LOSS                      $       (2,470,457)   $               --
                                                     ==================    ==================

                                                               SMALL CAP GROWTH FUND
                                                     ----------------------------------------
                                                     FOR THE SIX MONTHS
                                                            ENDED             FOR THE YEAR
                                                       APRIL 30, 2004             ENDED
                                                         (UNAUDITED)        OCTOBER 31, 2003
                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment loss                                $         (550,441)   $         (611,652)
  Net realized gain (loss) from investments                   7,261,069            (1,191,044)
  Net change in unrealized appreciation
    (depreciation) from investments                          (3,629,291)           21,978,881
                                                     ------------------    ------------------
    Net increase in net assets resulting from
      operations                                              3,081,337            20,176,185
                                                     ------------------    ------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------

  Distributions from net realized gains
    Class A shares                                                   --                    --
    Class B shares                                                   --                    --
    Class C shares                                                   --                    --
                                                     ------------------    ------------------
    Net decrease in net assets resulting from
      dividends and distributions                                    --                    --
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               36,699,690            41,262,405
  Reinvestment of dividends and distributions                        --                    --
  Net asset value of shares redeemed                        (21,016,361)          (26,522,563)
                                                     ------------------    ------------------
    Net increase (decrease) in net assets from
      capital share transactions                             15,683,329            14,739,842
                                                     ------------------    ------------------
  Net increase (decrease) in net assets                      18,764,666            34,916,027
                                                     ------------------    ------------------

NET ASSETS
  Beginning of period                                        78,155,917            43,239,890
                                                     ------------------    ------------------
  End of period                                      $       96,920,583    $       78,155,917
                                                     ==================    ==================
ACCUMULATED NET INVESTMENT LOSS                      $         (550,441)   $               --
                                                     ==================    ==================

                                                             STRATEGIC SMALL CAP FUND
                                                     ----------------------------------------
                                                     FOR THE SIX MONTHS
                                                            ENDED             FOR THE YEAR
                                                       APRIL 30, 2004             ENDED
                                                         (UNAUDITED)        OCTOBER 31, 2003
                                                     ------------------    ------------------
FROM OPERATIONS
  Net investment loss                                $           (9,162)   $          (15,710)
  Net realized gain (loss) from investments                     176,274                67,185
  Net change in unrealized appreciation
    (depreciation) from investments                             (63,710)              259,799
                                                     ------------------    ------------------
    Net increase in net assets resulting from
      operations                                                103,402               311,274
                                                     ------------------    ------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Class A shares                                              (33,406)              (21,738)
    Class B shares                                              (17,754)              (15,631)
    Class C shares                                              (18,090)              (15,631)
                                                     ------------------    ------------------

  Distributions from net realized gains
    Class A shares                                              (19,194)                   --
    Class B shares                                              (11,592)                   --
    Class C shares                                              (11,804)                   --
                                                     ------------------    ------------------
    Net decrease in net assets resulting from
      dividends and distributions                              (111,840)              (53,000)
                                                     ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                   29,240               128,640
  Reinvestment of dividends and distributions                    10,957                    --
  Net asset value of shares redeemed                            (23,325)              (28,005)
                                                     ------------------    ------------------
    Net increase (decrease) in net assets from
      capital share transactions                                 16,872               100,635
                                                     ------------------    ------------------
  Net increase (decrease) in net assets                           8,434               358,909
                                                     ------------------    ------------------

NET ASSETS
  Beginning of period                                         1,311,510               952,601
                                                     ------------------    ------------------
  End of period                                      $        1,319,944    $        1,311,510
                                                     ==================    ==================
ACCUMULATED NET INVESTMENT LOSS                      $         (148,238)   $          (69,826)
                                                     ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004      -------------------------------------------------------------------
                                           (UNAUDITED)          2003           2002            2001        2000          1999
                                          --------------      ---------      ---------      ---------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning of period    $        14.75      $   12.53      $   16.23      $   30.57   $     25.82   $     19.52
                                          --------------      ---------      ---------      ---------   -----------   -----------

INVESTMENT OPERATIONS
  Net investment loss                              (0.05)(1)      (0.05)(1)      (0.07)(1)      (0.02)        (0.05)        (0.05)
  Net gain (loss) on investments
    (both realized and unrealized)                  0.62           2.27          (3.63)        (10.04)         7.72          7.27
                                          --------------      ---------      ---------      ---------   -----------   -----------

      Total from investment operations              0.57           2.22          (3.70)        (10.06)         7.67          7.22
                                          --------------      ---------      ---------      ---------   -----------   -----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --             --             --             --            --         (0.01)
  Distributions from net realized gains               --             --           0.00(2)       (4.28)        (2.92)        (0.91)
                                          --------------      ---------      ---------      ---------   -----------   -----------

      Total dividends and distributions               --             --             --          (4.28)        (2.92)        (0.92)
                                          --------------      ---------      ---------      ---------   -----------   -----------

NET ASSET VALUE, END OF PERIOD            $        15.32      $   14.75      $   12.53      $   16.23   $     30.57   $     25.82
                                          ==============      =========      =========      =========   ===========   ===========

      Total return(3)                               3.86%         17.72%        (22.79)%       (37.59)%       31.50%        38.28%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $      479,171      $ 514,668      $ 566,064      $ 899,234   $ 1,618,147   $ 1,005,670
    Ratio of expenses to average net
      assets(4)                                     1.15%(5)       1.15%          1.11%          0.99%         0.98%         1.01%
    Ratio of net investment loss to
      average net assets                           (0.59)%(5)     (0.39)%        (0.45)%        (0.09)%       (0.19)%       (0.23)%
  Portfolio turnover rate                             41%            97%            50%           100%          140%          144%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .96% and 1.00% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004      -------------------------------------------------------------------
                                           (UNAUDITED)          2003           2002            2001        2000          1999
                                          --------------      ---------      ---------      ---------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning of period    $        14.24      $   12.16      $   15.82      $   29.88   $     25.28   $     19.21
                                          --------------      ---------      ---------      ---------   -----------   -----------
INVESTMENT OPERATIONS
  Net investment loss                              (0.08)(1)      (0.11)(1)      (0.14)(1)      (0.12)        (0.21)        (0.20)
  Net gain (loss) on investments
    (both realized and unrealized)                  0.59           2.19          (3.52)         (9.81)         7.58          7.18
                                          --------------      ---------      ---------      ---------   -----------   -----------

       Total from investment operations             0.51           2.08          (3.66)         (9.93)         7.37          6.98
                                          --------------      ---------      ---------      ---------   -----------   -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --           0.00(2)       (4.13)        (2.77)        (0.91)
                                          --------------      ---------      ---------      ---------   -----------   -----------

NET ASSET VALUE, END OF PERIOD            $        14.75      $   14.24      $   12.16      $   15.82   $     29.88   $     25.28
                                          ==============      =========      =========      =========   ===========   ===========

       Total return(3)                              3.58%         17.11%        (23.13)%       (37.91)%       30.83%        37.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $       16,278      $  17,380      $  16,693      $  25,882   $    34,058   $    29,299
    Ratio of expenses to average net
      assets(4)                                     1.65%(5)       1.65%          1.61%          1.49%         1.48%         1.51%
    Ratio of net investment loss to
      average net assets                           (1.09)%(5)     (0.90)%        (0.96)%        (0.62)%       (0.69)%       (0.73)%
  Portfolio turnover rate                             41%            97%            50%           100%          140%          144%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.46% and 1.50% for the years ended October 31, 2000, and 1999, respectively. For the six months ended April 30, 2004, and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                           ENDED               FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                        (UNAUDITED)          OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            14.68       $          12.50    $             17.75
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.07)                 (0.09)                 (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.62                   2.27                  (5.16)
                                                    ------------------       ----------------    -------------------

       Total from investment operations                           0.55                   2.18                  (5.25)
                                                    ------------------       ----------------    -------------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                             --                     --                   0.00(3)
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            15.23       $          14.68    $             12.50
                                                    ==================       ================    ===================

       Total return(4)                                            3.75%                 17.44%                (29.57)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $            1,642       $          1,152    $               450
    Ratio of expenses to average net assets(5)                    1.40%(6)               1.40%                  1.40%(6)
    Ratio of net investment loss to average
      net assets                                                 (0.84)%(6)             (0.69)%                (0.77)%(6)
  Portfolio turnover rate                                           41%                    97%                    50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                           ENDED               FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                        (UNAUDITED)          OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            14.47       $          12.41    $             17.75
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.12)                 (0.19)                 (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.60                   2.25                  (5.16)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            0.48                   2.06                  (5.34)
                                                    ------------------       ----------------    -------------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                             --                     --                   0.00(3)
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            14.95       $          14.47    $             12.41
                                                    ==================       ================    ===================

      Total return(4)                                             3.32%                 16.60%                (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              551       $            545    $               206
    Ratio of expenses to average net assets(5)                    2.15%(6)               2.15%                  2.15%(6)
    Ratio of net investment loss to average
      net assets                                                 (1.59)%(6)             (1.44)%                (1.51)%(6)
  Portfolio turnover rate                                           41%                    97%                    50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                           ENDED               FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                        (UNAUDITED)          OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            14.47       $          12.41    $             17.75
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.12)                 (0.19)                 (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                                0.60                   2.25                  (5.16)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            0.48                   2.06                  (5.34)
                                                    ------------------       ----------------    -------------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                             --                     --                   0.00(3)
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            14.95       $          14.47    $             12.41
                                                    ==================       ================    ===================

      Total return(4)                                             3.32%                 16.60%                (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              498       $            223    $                93
    Ratio of expenses to average net assets(5)                    2.15%(6)               2.15%                  2.14%(6)
    Ratio of net investment loss to average
      net assets                                                 (1.59)%(6)             (1.44)%                (1.49)%(6)
  Portfolio turnover rate                                           41%                    97%                    50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004      -------------------------------------------------------------------
                                           (UNAUDITED)          2003           2002            2001        2000          1999
                                          --------------      ---------      ---------      ---------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning of period    $        26.79      $   18.98      $   23.60      $   50.24   $     43.73   $     33.69
                                          --------------      ---------      ---------      ---------   -----------   -----------

INVESTMENT OPERATIONS
  Net investment loss                              (0.15)(1)      (0.22)(1)      (0.23)(1)      (0.26)        (0.33)        (0.33)
  Net gain (loss) on investments
    (both realized and unrealized)                  1.57           8.03          (4.39)        (17.89)        13.07         10.37
                                          --------------      ---------      ---------      ---------   -----------   -----------

      Total from investment operations              1.42           7.81          (4.62)        (18.15)        12.74         10.04
                                          --------------      ---------      ---------      ---------   -----------   -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --           0.00(2)       (8.49)        (6.23)           --
                                          --------------      ---------      ---------      ---------   -----------   -----------

NET ASSET VALUE, END OF PERIOD            $        28.21      $   26.79      $   18.98      $   23.60   $     50.24   $     43.73
                                          ==============      =========      =========      =========   ===========   ===========

      Total return(3)                               5.30%         41.15%        (19.57)%       (42.61)%       30.60%        29.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $      407,213      $ 407,262      $ 357,872      $ 877,983   $ 2,114,737   $ 1,592,595
    Ratio of expenses to average net
      assets(4)                                     1.38%(5)       1.38%          1.35%          1.28%         1.19%         1.23%
    Ratio of net investment loss to
      average net assets                           (1.04)%(5)     (1.04)%        (0.98)%        (0.73)%       (0.65)%       (0.75)%
  Portfolio turnover rate                             28%            68%            67%           177%          191%          154%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.17% and 1.22% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004      -------------------------------------------------------------------
                                           (UNAUDITED)          2003           2002            2001        2000          1999
                                          --------------      ---------      ---------      ---------   -----------   -----------
PER SHARE DATA
  Net asset value, beginning of period    $        25.14      $   17.90      $   22.38      $   48.02   $     41.99   $     32.51
                                          --------------      ---------      ---------      ---------   -----------   -----------

INVESTMENT OPERATIONS
  Net investment loss                              (0.20)(1)      (0.31)(1)      (0.33)(1)      (0.46)        (0.61)        (0.65)
  Net gain (loss) on investments
    (both realized and unrealized)                  1.47           7.55          (4.15)        (16.96)        12.61         10.13
                                          --------------      ---------      ---------      ---------   -----------   -----------

      Total from investment operations              1.27           7.24          (4.48)        (17.42)        12.00          9.48
                                          --------------      ---------      ---------      ---------   -----------   -----------

LESS DISTRIBUTIONS
  Distributions from net realized gains               --             --           0.00(2)       (8.22)        (5.97)           --
                                          --------------      ---------      ---------      ---------   -----------   -----------

NET ASSET VALUE, END OF PERIOD            $        26.41      $   25.14      $   17.90      $   22.38   $     48.02   $     41.99
                                          ==============      =========      =========      =========   ===========   ===========

      Total return(3)                               5.05%         40.45%        (20.01)%       (42.88)%       29.96%        29.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $       33,841      $  40,322      $  42,906      $ 101,690   $   277,802   $   228,244
    Ratio of expenses to average net
      assets(4)                                     1.88%(5)       1.88%          1.85%          1.78%         1.69%         1.72%
    Ratio of net investment loss to
      average net assets                           (1.54)%(5)     (1.53)%        (1.49)%        (1.23)%       (1.15)%       (1.25)%
  Portfolio turnover rate                             28%            68%            67%           177%          191%          154%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements were 1.67% and 1.71% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                           ENDED               FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                        (UNAUDITED)          OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            26.60       $          18.90    $             25.92
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.19)                 (0.33)                 (0.28)
  Net gain (loss) on investments
    (both realized and unrealized)                                1.57                   8.03                  (6.74)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            1.38                   7.70                  (7.02)
                                                    ------------------       ----------------    -------------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                             --                     --                   0.00(3)
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            27.98       $          26.60    $             18.90
                                                    ==================       ================    ===================

      Total return(4)                                             5.19%                 40.74%                (27.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              441       $             75    $                 1
    Ratio of expenses to average net assets(5)                    1.63%(6)               1.63%                  1.71%(6)
    Ratio of net investment loss to average
      net assets                                                 (1.29)%(6)             (1.36)%                (1.35)%(6)
  Portfolio turnover rate                                           28%                    68%                    67%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B and Class C Share of the Fund Outstanding Throughout the Period)

                                                            FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)(1)
                                                            --------------------------------------------------
                                                                    CLASS B                    CLASS C
                                                                  ----------                  ----------
PER SHARE DATA
  Net asset value, beginning of period                            $    29.10                  $    29.10
                                                                  ----------                  ----------

INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.10)                      (0.09)
  Net loss on investments (both realized and unrealized)               (1.05)                      (1.06)
                                                                  ----------                  ----------
      Total from investment operations                                 (1.15)                      (1.15)
                                                                  ----------                  ----------
NET ASSET VALUE, END OF PERIOD                                    $    27.95                  $    27.95
                                                                  ==========                  ==========
      Total return(3)                                                  (3.95)%                     (3.88)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $        7                  $        1
    Ratio of expenses to average net assets(4)                          2.38%(5)                    2.38%(5)
    Ratio of net investment loss to average net assets                 (2.04)%(5)                  (2.04)%(5)
  Portfolio turnover rate                                                 28%                         28%

(1)  For the period February 27, 2004 (inception date) through April 30, 2004.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended April 30, 2004 there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                           MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2004       -----------------------------------------------------------------
                                           (UNAUDITED)           2003           2002           2001         2000         1999
                                          --------------       ---------      ---------      ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period    $        18.14       $   12.58      $   15.38      $   23.11    $   16.60    $   10.11
                                          --------------       ---------      ---------      ---------    ---------    ---------

INVESTMENT OPERATIONS
  Net investment loss                              (0.12)(1)       (0.18)(1)      (0.18)(1)      (0.18)       (0.13)       (0.13)
  Net gain (loss) on investments (both
    realized and unrealized)                        0.98            5.74          (2.62)         (7.55)        7.28         6.62
                                          --------------       ---------      ---------      ---------    ---------    ---------
      Total from investment operations              0.86            5.56          (2.80)         (7.73)        7.15         6.49
                                          --------------       ---------      ---------      ---------    ---------    ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains               --              --             --             --        (0.64)          --
                                          --------------       ---------      ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD            $        19.00       $   18.14      $   12.58      $   15.38    $   23.11    $   16.60
                                          ==============       =========      =========      =========    =========    =========
      Total return(2)                               4.74%          44.20%        (18.21)%       (33.45)%      43.65%       64.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $       89,354       $  77,236      $  42,918      $  36,445    $  47,900    $   9,020
    Ratio of expenses to average net
      assets(3)                                     1.40%(4)        1.40%          1.40%          1.40%        1.42%        1.41%
    Ratio of net investment loss to
      average net assets                           (1.24)%(4)      (1.23)%        (1.18)%        (1.04)%      (0.80)%      (1.06)%
    Decrease reflected in above
      operating expense ratios due to
      waivers/ reimbursements                       0.53%(4)        0.71%          0.98%          0.54%        0.56%        2.13%
  Portfolio turnover rate                             38%             69%            72%            74%          94%         192%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was 1.40% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout the Period)

                                                                              FOR THE PERIOD
                                                                                  ENDED
                                                                              APRIL 30, 2004
                                                                              (UNAUDITED)(1)
                                                                              --------------
PER SHARE DATA
  Net asset value, beginning of period                                        $        19.65
                                                                              --------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                               (0.04)
  Net loss on investments (both realized and unrealized)                               (0.62)
                                                                              --------------
      Total from investment operations                                                 (0.66)
                                                                              --------------
NET ASSET VALUE, END OF PERIOD                                                $        18.99
                                                                              ==============
      Total return(3)                                                                  (3.36)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                    $            1
    Ratio of expenses to average net assets(4)                                          1.65%(5)
    Ratio of net investment loss to average net assets                                 (1.27)%(5)
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements                                                            0.54%(5)
  Portfolio turnover rate                                                                 38%

(1)  For the period February 27, 2004 (inception date) through April 30, 2004.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended April 30, 2004 there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class A, Class B and Class C Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED
                                               APRIL 30, 2004       FOR THE YEAR ENDED OCTOBER 31,
                                                (UNAUDITED)              2003        2002(1)
                                               --------------          ---------    ---------
                                                  CLASS A               CLASS A      CLASS A
                                               --------------          ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period         $        18.14          $   12.57    $   16.88
                                               --------------          ---------    ---------

INVESTMENT OPERATIONS
  Net investment loss(3)                                (0.12)             (0.18)       (0.15)
  Net gain (loss) on investments
    (both realized and unrealized)                       0.97               5.75        (4.16)
                                               --------------          ---------    ---------
      Total from investment operations                   0.85               5.57        (4.31)
                                               --------------          ---------    ---------
NET ASSET VALUE, END OF PERIOD                 $        18.99          $   18.14    $   12.57
                                               ==============          =========    =========
      Total return(4)                                    4.74%             44.31%      (25.53)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $        7,564          $     920    $     322
    Ratio of expenses to average net assets(5)           1.40%(6)           1.40%        1.40%(6)
    Ratio of net investment loss to average
      net assets                                        (1.24)%(6)         (1.24)%      (1.14)%(6)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.55%(6)           0.71%        1.13%(6)
  Portfolio turnover rate                                  38%                69%          72%

                                               FOR THE PERIOD ENDED APRIL 30, 2004
                                                          (UNAUDITED)(2)
                                               -----------------------------------
                                                   CLASS B         CLASS C
                                                  ---------       ---------
PER SHARE DATA
  Net asset value, beginning of period            $   19.65       $   19.65
                                                  ---------       ---------

INVESTMENT OPERATIONS
  Net investment loss(3)                              (0.06)          (0.06)
  Net gain (loss) on investments
    (both realized and unrealized)                    (0.62)          (0.62)
                                                  ---------       ---------
      Total from investment operations                (0.68)          (0.68)
                                                  ---------       ---------
NET ASSET VALUE, END OF PERIOD                    $   18.97       $   18.97
                                                  =========       =========
      Total return(4)                                 (3.46)%         (3.46)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $       1       $       1
    Ratio of expenses to average net assets(5)         2.15%(6)        2.15%(6)
    Ratio of net investment loss to average
      net assets                                      (1.90)%(6)      (1.90)%(6)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                   0.63%(6)        0.63%(6)
  Portfolio turnover rate                                38%             38%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2)  For the period February 27, 2004 (inception date) through April 30, 2004.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                          ENDED                FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                       (UNAUDITED)           OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            11.94       $           9.54    $             10.00
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.06)                 (0.11)                 (0.02)
  Net gain (loss) on investments
    (both realized and unrealized)                                1.03                   3.05                  (0.44)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            0.97                   2.94                  (0.46)
                                                    ------------------       ----------------    -------------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.67)                 (0.54)                    --
  Distributions from net realized gains                          (0.39)                    --                     --
                                                    ------------------       ----------------    -------------------

      Total dividends and distributions                          (1.06)                    --                     --
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            11.85       $          11.94    $              9.54
                                                    ==================       ================    ===================

      Total return(3)                                             8.23%                 32.59%                 (4.60)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              598       $            593    $               381
    Ratio of expenses to average net assets(4)                    1.40%(5)               1.40%                  1.40%(5)
    Ratio of net investment loss to average
      net assets                                                 (0.94)%(5)             (1.10)%                (0.90)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                             12.95%(5)              29.89%                 39.96%(5)
  Portfolio turnover rate                                           56%                    71%                    33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                          ENDED                FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                       (UNAUDITED)           OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            11.86       $           9.52    $             10.00
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.10)                 (0.18)                 (0.03)
  Net gain (loss) on investments
    (both realized and unrealized)                                1.02                   3.04                  (0.45)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            0.92                   2.86                  (0.48)
                                                    ------------------       ----------------    -------------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.59)                 (0.52)                    --
  Distributions from net realized gains                          (0.39)                    --                     --
                                                    ------------------       ----------------    -------------------

      Total dividends and distributions                          (0.98)                 (0.52)                    --
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            11.80       $          11.86    $              9.52
                                                    ==================       ================    ===================

      Total return(3)                                             7.87%                 31.54%                 (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              361       $            356    $               286
    Ratio of expenses to average net assets(4)                    2.15%(5)               2.15%                  2.15%(5)
    Ratio of net investment loss to average
      net assets                                                 (1.69)%(5)             (1.85)%                (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                             12.95%(5)              29.89%                 39.96%(5)
  Portfolio turnover rate                                           56%                    71%                    33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                          ENDED                FOR THE YEAR        FOR THE PERIOD
                                                      APRIL 30, 2004              ENDED                ENDED
                                                       (UNAUDITED)           OCTOBER 31, 2003    OCTOBER 31, 2002(1)
                                                    ------------------       ----------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period              $            11.86       $           9.52    $             10.00
                                                    ------------------       ----------------    -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                         (0.10)                 (0.18)                 (0.03)
  Net gain (loss) on investments
    (both realized and unrealized)                                1.02                   3.04                  (0.45)
                                                    ------------------       ----------------    -------------------

      Total from investment operations                            0.92                   2.86                  (0.48)
                                                    ------------------       ----------------    -------------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.59)                 (0.52)                    --
  Distributions from net realized gains                          (0.39)                    --                     --
                                                    ------------------       ----------------    -------------------

      Total dividends and distributions                          (0.98)                 (0.52)                    --
                                                    ------------------       ----------------    -------------------

NET ASSET VALUE, END OF PERIOD                      $            11.80       $          11.86    $              9.52
                                                    ==================       ================    ===================

      Total return(3)                                             7.87%                 31.54%                 (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $              361       $            362    $               286
    Ratio of expenses to average net assets(4)                    2.15%(5)               2.15%                  2.15%(5)
    Ratio of net investment loss to average
      net assets                                                 (1.69)%(5)             (1.85)%                (1.65)%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                             12.95%(5)              29.89%                 39.96%(5)
  Portfolio turnover rate                                           56%                    71%                    33%

(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004 and for the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Mid-Cap Growth Fund, formerly Credit Suisse Emerging Growth Fund ("Mid-Cap Growth"), Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), and Credit Suisse Strategic Small Cap Fund ("Strategic Small Cap"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Capital Appreciation, Mid-Cap Growth and Small Cap Growth are diversified as defined in the 1940 Act. Strategic Small Cap is non-diversified. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Growth, Small Cap Growth and Strategic Small Cap were incorporated under the laws of the State of Maryland on November 12, 1987, October 31, 1996, and June 26, 2001, respectively.

   Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Mid-Cap Growth seeks maximum capital appreciation, Small Cap Growth seeks growth of capital and Strategic Small Cap seeks capital appreciation.

   Capital Appreciation, Mid-Cap Growth and Small Cap Growth offer five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C shares. Strategic Small Cap offers three classes of shares, Class A, Class B and Class C shares. Effective December 12, 2001, Capital Appreciation, Mid-Cap Growth and Small Cap Growth closed Common Class shares to new investors. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain Funds' portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at April 30, 2004 are as follows:

                                    MARKET VALUE OF            VALUE OF
          FUND                     SECURITIES LOANED     COLLATERAL RECEIVED
          ----                     -----------------     -------------------
          Capital Appreciation     $      13,212,656     $        13,947,838
          Mid-Cap Growth                  59,397,336              62,464,370
          Small Cap Growth                22,964,910              24,130,809
          Strategic Small Cap                335,589                 349,940

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as the Funds' securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities, with each Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   I) OTHER -- The Funds may invest in securities of foreign countries and governments, which involves certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   Other risks of investing in foreign securities include liquidity and valuation risks. The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

   Each of Capital Appreciation and Mid-Cap Growth may invest up to 10% of its total assets in non-publicly traded securities. Each of Small Cap Growth and Strategic Small Cap may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

          FUND                                          ANNUAL RATE
          ----                                          -----------
          Capital Appreciation                0.70% of average daily net assets
          Mid-Cap Growth                      0.90% of average daily net assets
          Small Cap Growth                    1.00% of average daily net assets
          Strategic Small Cap                 0.95% of average daily net assets

   For the six months ended April 30, 2004, investment advisory fees earned, voluntarily waived, and expenses reimbursed for the Funds were as follows:

                                    GROSS                        NET
                                  ADVISORY                     ADVISORY        EXPENSE
        FUND                         FEE         WAIVER          FEE        REIMBURSEMENT
        ----                     -----------    ---------    -----------    -------------
        Capital Appreciation     $ 1,831,098    $      --    $ 1,831,098    $          --
        Mid-Cap Growth             2,053,089           --      2,053,089               --
        Small Cap Growth             445,475     (235,819)       209,656               --
        Strategic Small Cap            6,444       (6,444)            --          (81,404)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

   For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

   For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were as follows:

              FUND                           CO-ADMINISTRATION FEE
              ----                           ---------------------
              Capital Appreciation                $  261,586
              Mid-Cap Growth                         228,121
              Small Cap Growth                        44,547
              Strategic Small Cap                        678

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------                     -----------
          First $5 billion                  0.050% of average daily net assets
          Next $5 billion                   0.035% of average daily net assets
          Over $10 billion                  0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

          FUND                                     CO-ADMINISTRATION FEE
          ----                                     ---------------------
          Capital Appreciation                           $ 143,652
          Mid-Cap Growth                                   126,419
          Small Cap Growth                                  27,454
          Strategic Small Cap                                3,476

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation, Mid-Cap Growth and Small Cap Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2004, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

          FUND                                           AMOUNT
          ----                                         ---------
          Capital Appreciation                         $ 417,075
          Mid-Cap Growth                                 485,247
          Small Cap Growth                                98,373
          Strategic Small Cap                                 --

   For the period November 1, 2003 through March 16, 2004, CSFB received fees for its securities lending activities as follows:

          FUND                                            AMOUNT
          ----                                           --------
          Capital Appreciation                           $    630
          Mid-Cap Growth                                    1,875
          Small Cap Growth                                     --
          Strategic Small Cap                                  --

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

          FUND                                            AMOUNT
          ----                                           --------
          Capital Appreciation                           $    527
          Mid-Cap Growth                                    1,993
          Small Cap Growth                                  1,666
          Strategic Small Cap                                 785

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid for its services by the Funds as follows:

          FUND                                            AMOUNT
          ----                                           --------
          Capital Appreciation                           $  6,241
          Mid-Cap Growth                                    6,570
          Small Cap Growth                                  6,570
          Strategic Small Cap                               6,570

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004 and during the six months ended April 30, 2004, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

          FUND                        PURCHASES              SALES
          ----                      -------------        -------------
          Capital Appreciation      $ 211,927,130        $ 269,113,956
          Mid-Cap Growth              123,958,103          164,576,949
          Small Cap Growth             43,356,345           31,520,900
          Strategic Small Cap             753,703              726,073

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

                                                   GROSS UNREALIZED     GROSS UNREALIZED      NET UNREALIZED
        FUND                     IDENTIFIED COST     APPRECIATION        (DEPRECIATION)        APPRECIATION
        ----                     ---------------   ----------------   -------------------     --------------
        Capital Appreciation     $  466,713,293     $  78,569,555        $ (32,367,056)       $ 46,202,499
        Mid-Cap Growth              458,880,713        87,356,209          (25,393,298)         61,962,911
        Small Cap Growth            110,203,345        15,204,854           (4,257,326)         10,947,528
        Strategic Small Cap           1,487,407           239,018              (59,355)            179,663

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Funds are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2004, value per share of such security and percentage of net assets that the securities represent.

                                                                                                         PERCENTAGE
                          SECURITY         NUMBER     ACQUISITION                 FAIR     VALUE PER    OF NET ASSET
   FUND                  DESCRIPTION     OF SHARES        DATE          COST      VALUE      SHARE          VALUE
   ----                ---------------   ---------    -----------   -----------   -----    ---------    ------------
   Mid-Cap Growth      Celletra Ltd      1,105,524      4/5/2000    $ 7,000,000   $  --     $   --          0.00%
   Small Cap Growth    Planetweb, Inc.      27,600      9/8/2000        149,913     643       0.02          0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Growth and Small Cap Growth has four billion full and fractional shares of capital stock authorized. Strategic Small Cap has three billion full and fractional shares of capital stock authorized. Mid-Cap Growth has one billion and Small Cap Growth has two billion shares classified as Common Class shares.

Mid-Cap Growth has two billion and Small Cap Growth has one billion shares classified as Advisor Class shares. Each of Mid-Cap Growth, Small Cap Growth and Strategic Small Cap has one billion shares classified as Class A shares. Strategic Small Cap has one billion shares classified as Class B shares and Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                                         CAPITAL APPRECIATION
                                 ----------------------------------------------------------------------
                                                             COMMON CLASS
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                           2,210,002    $   33,925,011          6,096,105    $    80,336,248
Shares redeemed                      (5,814,912)      (89,036,181)       (16,395,532)      (213,752,796)
                                 --------------    --------------    ---------------    ---------------
Net decrease                         (3,604,910)   $  (55,111,170)       (10,299,427)   $  (133,416,548)
                                 ==============    ==============    ===============    ===============

                                                         CAPITAL APPRECIATION
                                 ----------------------------------------------------------------------
                                                            ADVISOR CLASS
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                             106,651    $    1,587,729            363,509    $     4,570,624
Shares redeemed                        (223,465)       (3,335,608)          (516,459)        (6,499,704)
                                 --------------    --------------    ---------------    ---------------
Net decrease                           (116,814)   $   (1,747,879)          (152,950)   $    (1,929,080)
                                 ==============    ==============    ===============    ===============

                                                         CAPITAL APPRECIATION
                                 ----------------------------------------------------------------------
                                                               CLASS A
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                              44,321    $      689,208             59,616    $       810,749
Shares redeemed                         (14,898)         (228,108)           (17,150)          (229,812)
                                 --------------    --------------    ---------------    ---------------
Net increase                             29,423    $      461,100             42,466    $       580,937
                                 ==============    ==============    ===============    ===============

                                                         CAPITAL APPRECIATION
                                 ----------------------------------------------------------------------
                                                               CLASS B
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                               2,504    $       38,584             31,099    $       411,329
Shares redeemed                          (3,327)          (48,859)           (10,030)          (121,559)
                                 --------------    --------------    ---------------    ---------------
Net increase (decrease)                    (823)   $      (10,275)            21,069    $       289,770
                                 ==============    ==============    ===============    ===============

                                                         CAPITAL APPRECIATION
                                 ----------------------------------------------------------------------
                                                               CLASS C
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                              18,182    $      268,693             10,123    $       141,430
Shares redeemed                            (264)           (4,117)            (2,182)           (27,258)
                                 --------------    --------------    ---------------    ---------------
Net increase                             17,918    $      264,576              7,941    $       114,172
                                 ==============    ==============    ===============    ===============

                                                            MID-CAP GROWTH
                                 ----------------------------------------------------------------------
                                                             COMMON CLASS
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                           1,799,314    $   51,766,008          3,872,754    $    85,663,702
Shares redeemed                      (2,569,605)      (73,032,626)        (7,524,829)      (159,014,240)
                                 --------------    --------------    ---------------    ---------------
Net decrease                           (770,291)   $  (21,266,618)        (3,652,075)   $   (73,350,538)
                                 ==============    ==============    ===============    ===============

                                                            MID-CAP GROWTH
                                 ----------------------------------------------------------------------
                                                            ADVISOR CLASS
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                             416,237    $   11,073,556            713,469    $    15,298,835
Shares redeemed                        (738,885)      (19,340,847)        (1,506,326)       (30,566,605)
                                 --------------    --------------    ---------------    ---------------
Net decrease                           (322,648)   $   (8,267,291)          (792,857)   $   (15,267,770)
                                 ==============    ==============    ===============    ===============

                                                            MID-CAP GROWTH
                                 ----------------------------------------------------------------------
                                                                CLASS A
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                              14,770    $      419,604              2,762    $        65,730
Shares redeemed                          (1,825)          (51,220)                (1)               (26)
                                 --------------    --------------    ---------------    ---------------
Net increase                             12,945    $      368,384              2,761    $        65,704
                                 ==============    ==============    ===============    ===============

                                                            MID-CAP GROWTH
                                 ----------------------------------------------------------------------
                                              CLASS B                             CLASS C
                                 --------------------------------    ----------------------------------
                                        FOR THE PERIOD ENDED                 FOR THE PERIOD ENDED
                                   APRIL 30, 2004 (UNAUDITED)(1)        APRIL 30, 2004 (UNAUDITED)(1)
                                 --------------------------------    ----------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                                 264    $        8,000                 34    $         1,000
                                 --------------    --------------    ---------------    ---------------
Net increase                                264    $        8,000                 34    $         1,000
                                 ==============    ==============    ===============    ===============

                                                           SMALL CAP GROWTH
                                 ----------------------------------------------------------------------
                                                             COMMON CLASS
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)               OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES            VALUE             SHARES              VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                           1,533,266    $   29,749,310          2,756,033    $    40,668,973
Shares redeemed                      (1,087,501)      (20,470,604)        (1,910,389)       (26,349,264)
                                 --------------    --------------    ---------------    ---------------
Net increase                            445,765    $    9,278,706            845,644    $    14,319,709
                                 ==============    ==============    ===============    ===============

                                        SMALL CAP GROWTH
                                 --------------------------------
                                         ADVISOR CLASS
                                 --------------------------------
                                       FOR THE PERIOD ENDED
                                  APRIL 30, 2004 (UNAUDITED)(1)
                                 --------------------------------
                                     SHARES            VALUE
                                 --------------    --------------
Shares sold                                  51    $        1,000
                                 --------------    --------------
Net increase                                 51    $        1,000
                                 ==============    ==============

                                                           SMALL CAP GROWTH
                                 ----------------------------------------------------------------------
                                                                CLASS A
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                             375,920    $    6,947,380             36,233    $       593,432
Shares redeemed                         (28,407)         (545,757)           (11,111)          (173,299)
                                 --------------    --------------    ---------------    ---------------
Net increase                            347,513    $    6,401,623             25,122    $       420,133
                                 ==============    ==============    ===============    ===============

                                                           SMALL CAP GROWTH
                                 ----------------------------------------------------------------------
                                              CLASS B                              CLASS C
                                 --------------------------------    ----------------------------------
                                        FOR THE PERIOD ENDED                FOR THE PERIOD ENDED
                                   APRIL 30, 2004 (UNAUDITED)(1)        APRIL 30, 2004 (UNAUDITED)(1)
                                 --------------------------------    ----------------------------------
                                      SHARES            VALUE             SHARES             VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                                  51    $        1,000                 51    $         1,000
                                 --------------    --------------    ---------------    ---------------
Net increase                                 51    $        1,000                 51    $         1,000
                                 ==============    ==============    ===============    ===============

                                                         STRATEGIC SMALL CAP
                                 ----------------------------------------------------------------------
                                                                CLASS A
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                      SHARES            VALUE             SHARES             VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                               1,812    $       22,240             12,591    $       124,050
Shares issued in reinvestment
  of dividends and distributions            876            10,409                 --                 --
Shares redeemed                          (1,887)          (23,325)            (2,917)           (28,005)
                                 --------------    --------------    ---------------    ---------------
Net increase                                801    $        9,324              9,674    $        96,045
                                 ==============    ==============    ===============    ===============

                                                         STRATEGIC SMALL CAP
                                 ----------------------------------------------------------------------
                                                                CLASS B
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                                 568    $        7,000                 --    $            --
                                 --------------    --------------    ---------------    ---------------
Net increase                                568    $        7,000                 --    $            --
                                 ==============    ==============    ===============    ===============

                                                         STRATEGIC SMALL CAP
                                 ----------------------------------------------------------------------
                                                                CLASS C
                                 ----------------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                    APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
                                 ----------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                 --------------    --------------    ---------------    ---------------
Shares sold                                  --    $           --                550    $         4,590
Shares issued in reinvestment
  of dividends and
  distributions                              46               548                 --                 --
                                 --------------    --------------    ---------------    ---------------
Net increase                                 46    $          548                550    $         4,590
                                 ==============    ==============    ===============    ===============

(1) For the period February 27, 2004 (inception date) through April 30, 2004.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

                                     NUMBER OF    APPROXIMATE PERCENTAGE
          FUND                     SHAREHOLDERS    OF OUTSTANDING SHARES
          ----                     ------------   ----------------------
          Capital Appreciation
            Common                      3                  38%
            Advisor                     2                  66%
            Class A                     5                  61%
            Class B                     6                  73%
            Class C                     3                  79%
          Mid-Cap Growth
            Common                      3                  51%
            Advisor                     1                  90%
            Class A                     4                  76%
            Class B                     2                  99%
          Small Cap Growth
            Common                      2                  93%
          Strategic Small Cap
            Class A                     3                  90%
            Class B                     1                  98%
            Class C                     1                  98%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE FUNDS
PROXY VOTING (unaudited)

   The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGTH-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.
(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE MID-CAP GROWTH FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 6, 2004